Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale securities, Assets	$ 1,936,797	$ 1,745,004
Mortgage loans held for sale, Assets	97,273	0
Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale securities, Assets	1,936,797	1,745,004
Mortgage loans held for sale, Assets	97,273
Derivative instruments, Assets	30,076	42,119
Total, Assets	2,064,146	1,787,123
Derivative instruments, Liabilities	26,735	36,890
Total, Liabilities	26,735	36,890
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale securities, Assets	15,496
Mortgage loans held for sale, Assets
Derivative instruments, Assets
Total, Assets	15,496
Derivative instruments, Liabilities
Total, Liabilities
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale securities, Assets	1,921,301	1,745,004
Mortgage loans held for sale, Assets	97,273
Derivative instruments, Assets	30,076	42,119
Total, Assets	2,048,650	1,787,123
Derivative instruments, Liabilities	26,735	36,890
Total, Liabilities	26,735	36,890
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale securities, Assets
Mortgage loans held for sale, Assets
Derivative instruments, Assets
Total, Assets
Derivative instruments, Liabilities
Total, Liabilities